Expense Example, No Redemption (Vanguard Growth Index Fund Institutional)	Vanguard Growth Index Fund Vanguard Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103